STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

June 28, 2013

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Mr. Edward P. Bartz

Re: CPG Carlyle Private Equity Fund, LLC (File No. 811-22763)

Ladies and Gentlemen,

On behalf of CPG Carlyle Private Equity Fund, LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Amendment No. 2 ("Amendment No. 2") to the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the "Registration Statement").

Amendment No. 2 is being filed in order to supplement the Fund's Confidential Memorandum (the "Memorandum").  On June 4, 2013, the Commission granted the Fund an exemptive order to permit the Fund to offer additional classes of units of beneficial interest ("Units") in addition to Class A Units, the Fund's initial class of Units.  The Fund will now offer two separate classes of Units designated as Class A Units and Class I Units to investors eligible to invest in the Fund.  The supplement included in Amendment No. 2 (the "Supplement") discloses the fees and expenses and initial offering price of the Class I Units, the minimum initial investment  in the Class I Units, those investors that may purchase Class I Units and the voting rights and privileges of Fund investors.  The information set forth in the Supplement supplements and supersedes any contrary information contained in the Memorandum.

In accordance with the request of Mr. Bartz of the staff (the "Staff") of the Commission by telephone in May 2013, a complete copy of the Memorandum (in the form included in Amendment No. 1 to the Fund's Registration Statement, filed on January 11, 2013) is included in Amendment No. 2 for the convenience of the Staff.

Should you have any questions or comments, please feel free to contact me at 212.806.6274 (bgreen@stroock.com) or Gary L. Granik of this office at 212.806.5790 (ggranik@stroock.com).

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc: Gary L. Granik